Cover	Nov. 02, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Agility Robotics, Inc. (the “Company”) on November 6, 2026 (the “Original Report”), in which the Company reported, among other events, the consummation of the Business Combination. This Amendment No. 1 amends Items 9.01(a) and 9.01(b) in the Original Report to include (a) the unaudited condensed financial statements of Old Robot Holdings, Inc. (formerly known as Agility Robotics, Inc.) (“Legacy Agility”) as of September 30, 2026 and for the nine months ended September 30, 2026 and 2025, (b) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Agility for the nine months ended September 30, 2026 and (c) the unaudited pro forma condensed combined financial information of the Company as of and for the nine months ended September 30, 2026 and for the year ended December 31, 2025. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The Original Report remains unchanged.
Document Period End Date	Nov. 02, 2026
Entity File Number	001-43020
Entity Registrant Name	AGILITY ROBOTICS, INC.
Entity Central Index Key	0002074973
Entity Tax Identification Number	86-1959629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4698 Truax Drive SE
Entity Address, City or Town	Salem
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97317
City Area Code	541
Local Phone Number	738-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGLT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGLTW
Security Exchange Name	NASDAQ